Business Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Business Segment Reporting
23. Business Segment Reporting

The following is a description of the segments and their primary businesses at December 31, 2025.

Consumer Bank

The Consumer Bank serves individuals and small businesses throughout our 15-state branch footprint as well as healthcare professionals nationally through our digital channel by offering a variety of deposit and investment products, personal finance and financial wellness services, lending, mortgage and home equity, student loan refinancing, credit card, treasury services, and business advisory services. In addition, wealth management and investment services are offered to assist institutional, non-profit, and high-net-worth clients with their banking, trust, portfolio management, charitable giving, and related needs.

Commercial Bank

The Commercial Bank is an aggregation of our Institutional and Commercial operating segments. The Commercial operating segment is a full-service corporate bank focused principally on serving the borrowing, cash management, and capital markets needs of middle market clients within Key’s 15-state branch footprint. The Institutional operating segment operates nationally, providing lending, equipment financing, and banking products and services to large corporate and institutional clients. The industry coverage and product teams have established expertise in the following sectors: Consumer, Energy, Healthcare, Industrial, Public Sector, Real Estate, and Technology. It is also a significant, national, commercial real estate lender and third-party master and special servicer of commercial mortgage loans. The operating segment also includes the KBCM platform which provides a broad suite of capital markets products and services including syndicated finance, debt and equity underwriting, fixed income and equity sales and trading, derivatives, foreign exchange, mergers & acquisition and other advisory, and public finance.

Other

Other includes various corporate treasury activities such as management of our investment securities portfolio, long-term debt, short-term liquidity and funding activities, and balance sheet risk management, our principal investing unit, and various exit portfolios as well as reconciling items, which primarily represent the unallocated portion of nonearning assets of corporate support functions.

We use an internal FTP framework to measure the performance of our operating segments. Under this framework, business segments receive funding credits for liabilities generated and incur funding charges for assets held, based on market‑based funding assumptions, in order to isolate business operating performance from interest rate risk.

Interest rate risk is managed centrally. Because differences exist in the timing and repricing characteristics of assets and liabilities across the balance sheet, a residual impact from centrally managed interest rate risk is not allocated to the operating segments and is reflected within the Other segment.

The table on the following page shows selected financial data for our reportable business segments for the years ended December 31, 2025, 2024, and 2023. The information was derived from the internal financial reporting system that we use to monitor and manage our financial performance. GAAP guides financial accounting, but there is no authoritative guidance for “management accounting” — the way we use our judgment and experience to make reporting decisions. Consequently, the line of business results we report may not be comparable to line of business results presented by other companies. The information from our internal financial reporting system is utilized by Key’s Chief Operating Decision Maker (“CODM”) in assessing performance of the business segments. Key’s CODM is composed of its Chief Executive Officer and Chief Financial Officer.
The selected financial data is based on internal accounting policies designed to compile results on a consistent basis and in a manner that reflects the underlying economics of the businesses. In accordance with our policies:

•Net income (loss) is the primary measure of segment profit or loss utilized by the CODM in determining segment performance and resource allocation. It is compared to both budgeted and comparative historical amounts. Drivers of any significant variations from budgeted and comparative historical amounts are assessed to determine specific areas of focus for the business as needed.
•Net interest income (TE) is determined for each segment by assigning a standard cost for funds used or a standard credit for funds provided based on their assumed maturity, prepayment, and/or repricing characteristics.
•The consolidated provision for credit losses is allocated among the lines of business primarily based on their actual net loan charge-offs, adjusted periodically for loan growth and changes in risk profile. The amount of the consolidated provision is based on the methodology that we use to estimate our consolidated ALLL. This methodology is described in Note 1 (“Summary of Significant Accounting Policies”) under the heading “Allowance for Loan and Lease Losses.”
•Other direct noninterest expense represents other noninterest expenses such as business and professional fees, marketing, equipment, and other expenses that are incurred by each segment directly.
•Support and overhead consists of indirect expenses, such as computer servicing costs and corporate overhead, and is allocated based on assumptions regarding the extent that each line of business actually uses the services.

Developing and applying the methodologies that we use to allocate items among our lines of business is a dynamic process. Accordingly, financial results may be revised periodically to reflect enhanced alignment of expense base allocation drivers, changes in the risk profile of a particular business, or changes in our organizational structure.

Year ended December 31,	Consumer Bank			Commercial Bank
Dollars in millions	2025	2024	2023	2025	2024	2023
SUMMARY OF OPERATIONS
Net interest income (TE)	$2,932	$2,926	$2,961	$2,665	$2,758	$2,982
Noninterest income	957	924	938	1,763	1,646	1,448
Total revenue (TE) (a)	3,889	3,850	3,899	4,428	4,404	4,430
Provision for credit losses	169	126	111	299	227	379
Personnel expense	902	849	832	784	734	702
Other direct noninterest expense	561	599	690	292	350	438
Support and overhead	1,333	1,263	1,256	839	758	673
Allocated income taxes (benefit) and TE adjustments	224	245	242	480	515	498
Income (loss) from continuing operations	700	768	768	1,734	1,820	1,740
Income (loss) from discontinued operations, net of taxes	—	—	—	—	—	—
Net income (loss)	$700	$768	$768	$1,734	$1,820	$1,740
AVERAGE BALANCES (b)
Loans and leases	$35,744	$38,744	$41,777	$69,409	$68,503	$75,795
Total assets (a)	38,760	41,613	44,593	79,107	77,966	85,873
Deposits	87,932	85,851	82,793	58,113	58,077	55,100
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets (a), (b)	$71	$75	$72	$4	$—	$3

Year ended December 31,	Other			Key
Dollars in millions	2025	2024	2023	2025	2024	2023
SUMMARY OF OPERATIONS
Net interest income (TE)	$(926)	$(1,874)	$(2,000)	$4,671	$3,810	$3,943
Noninterest income	122	(1,761)	84	2,842	809	2,470
Total revenue (TE) (a)	(804)	(3,635)	(1,916)	7,513	4,619	6,413
Provision for credit losses	3	(18)	(1)	471	335	489
Personnel expense	1,231	1,131	1,126	2,917	2,714	2,660
Other direct noninterest expense	933	882	946	1,786	1,831	2,074
Support and overhead	(2,172)	(2,021)	(1,929)	—	—	—
Allocated income taxes (benefit) and TE adjustments	(193)	(858)	(514)	511	(98)	226
Income (loss) from continuing operations	(606)	(2,751)	(1,544)	1,828	(163)	964
Income (loss) from discontinued operations, net of taxes	1	2	3	1	2	3
Net income (loss)	$(605)	$(2,749)	$(1,541)	$1,829	$(161)	$967
AVERAGE BALANCES (b)
Loans and leases	$507	$477	$432	$105,660	$107,724	$118,004
Total assets (a)	68,897	67,236	61,161	186,764	186,815	191,627
Deposits	3,231	2,227	6,166	149,276	146,155	144,059
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets (a), (b)	$69	$115	$118	$144	$190	$193
(a)Substantially all revenue generated by our reportable business segments is derived from clients that reside in the United States. Substantially all long-lived assets, including premises and equipment, capitalized software, and goodwill held by our reportable business segments, are located in the United States.
(b)From continuing operations.